Cash and Investments - Total investments, net of derivative obligations (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash and Investments
Holding company cash and investments as presented on the consolidated balance sheet	$ 1,478.3	$ 1,252.2
Derivative obligations (note 7)	(32.1)	(22.8)
Holding company cash and investments, net	1,446.2	1,229.4
Portfolio investments as presented on the consolidated balance sheet	51,697.4	42,108.6
Derivative obligations (note 7)	(120.8)	(166.6)
Portfolio investments cash and investments, net	51,576.6	41,942.0
Total investments, net of derivative obligations	53,022.8	43,171.4
Restricted cash and cash equivalents	1,261.0	789.6
Investments in limited partnerships	1,971.0	1,935.9
Cash and cash equivalents
Cash and Investments
Restricted cash and cash equivalents	1,261.0	789.6
Holding company
Cash and Investments
Cash and investments	1,367.4	1,172.7
Holding company | Cash and cash equivalents
Cash and Investments
Cash and investments	465.9	280.0
Holding company | Short term investments
Cash and Investments
Cash and investments	216.9	159.2
Holding company | Bonds
Cash and Investments
Cash and investments	242.6	457.2
Holding company | Preferred stocks
Cash and Investments
Cash and investments	14.0	4.7
Holding company | Common stocks
Cash and Investments
Cash and investments	137.5	123.7
Holding company | Derivatives
Cash and Investments
Cash and investments	290.5	147.9
Holding company | Assets pledged for derivative obligations
Cash and Investments
Assets pledged for derivative obligations	110.9	79.5
Holding company | Assets pledged for derivative obligations | Cash equivalents
Cash and Investments
Assets pledged for derivative obligations	46.8
Holding company | Assets pledged for derivative obligations | Short term investments
Cash and Investments
Assets pledged for derivative obligations	64.1	79.5
Portfolio investments
Cash and Investments
Cash and investments	49,511.8	40,060.4
Assets pledged for derivative obligations	119.6	196.4
Portfolio investments as presented on the consolidated balance sheet	51,697.4	42,108.6
Restricted cash and cash equivalents	1,246.4	751.9
Portfolio investments | Fairfax India Holdings Corporation (Fairfax India)
Cash and Investments
Cash and investments	2,066.0	1,851.8
Portfolio investments | Cash and cash equivalents
Cash and Investments
Cash and investments	12,283.2	4,886.5
Portfolio investments | Cash equivalents | Fairfax India Holdings Corporation (Fairfax India)
Cash and Investments
Cash and investments	76.5	90.2
Portfolio investments | Short term investments
Cash and Investments
Cash and investments	9,516.3	8,311.3
Portfolio investments | Short term investments | Fairfax India Holdings Corporation (Fairfax India)
Cash and Investments
Cash and investments	6.2
Portfolio investments | Bonds
Cash and Investments
Cash and investments	14,091.2	15,734.6
Portfolio investments | Bonds | Fairfax India Holdings Corporation (Fairfax India)
Cash and Investments
Cash and investments	199.8	21.0
Portfolio investments | Preferred stocks
Cash and Investments
Cash and investments	2,405.9	605.2
Portfolio investments | Common stocks
Cash and Investments
Cash and investments	5,468.9	4,599.1
Portfolio investments | Common stocks | Fairfax India Holdings Corporation (Fairfax India)
Cash and Investments
Cash and investments	434.6	412.3
Portfolio investments | Investments in associates
Cash and Investments
Cash and investments	4,755.1	4,381.8
Portfolio investments | Investments in associates | Fairfax India Holdings Corporation (Fairfax India)
Cash and Investments
Cash and investments	1,348.9	1,328.3
Portfolio investments | Investment in associate held for sale
Cash and Investments
Cash and investments		729.5
Portfolio investments | Derivatives
Cash and Investments
Cash and investments	291.3	234.8
Portfolio investments | Other invested assets
Cash and Investments
Cash and investments	699.9	577.6
Portfolio investments | Assets pledged for derivative obligations
Cash and Investments
Assets pledged for derivative obligations	119.6	196.4
Portfolio investments | Assets pledged for derivative obligations | Cash equivalents
Cash and Investments
Assets pledged for derivative obligations	74.0
Portfolio investments | Assets pledged for derivative obligations | Short term investments
Cash and Investments
Assets pledged for derivative obligations	45.6	113.9
Portfolio investments | Assets pledged for derivative obligations | Bonds
Cash and Investments
Assets pledged for derivative obligations		$ 82.5
Eurolife life insurance portfolio investments
Cash and Investments
Cash and investments	3,098.2
Eurolife life insurance portfolio investments | Cash and cash equivalents
Cash and Investments
Cash and investments	741.5
Eurolife life insurance portfolio investments | Short term investments
Cash and Investments
Cash and investments	854.3
Eurolife life insurance portfolio investments | Bonds
Cash and Investments
Cash and investments	1,206.8
Eurolife life insurance portfolio investments | Common stocks
Cash and Investments
Cash and investments	148.1
Eurolife life insurance portfolio investments | Investments in associates
Cash and Investments
Cash and investments	$ 147.5